Emerging Markets Core Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—61.7%
		Airport—0.2%
$ 500,000		Aeropuerto Internacional de Tocumen SA, 144A, 5.625%, 5/18/2036	$581,255
297,307		Aeropuerto Internacional de Tocumen SA, 144A, 6.000%, 11/18/2048	356,369
466,000		Mexico City Airport Trust, 144A, 3.875%, 4/30/2028	472,757
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	404,221
		TOTAL	1,814,602
		Banking—2.9%
2,500,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2069	2,799,250
6,000,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2025	6,472,500
1,300,000		Banco Do Brasil S.A., Sr. Unsecd. Note, REGS, 4.875%, 4/19/2023	1,388,400
500,000		Banco Reservas Rep Domin, 144A, 7.000%, 2/1/2023	523,755
250,000		Banco Reservas Rep Domin, REGS, 7.000%, 2/1/2023	261,878
2,630,000		Bank of China Ltd., 144A, 5.000%, 11/13/2024	2,962,366
2,600,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	2,928,575
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	532,493
500,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	508,000
2,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	2,839,337
2,000,000		Sberbank of Russia, REGS, 5.125%, 10/29/2022	2,103,680
1,000,000		Tc Ziraat Bankasi As,, Sr. Unsecd. Note, REGS, 5.125%, 5/3/2022	1,011,287
1,500,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	1,494,690
3,800,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 6.500%, 1/8/2026	3,939,217
1,700,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,842,383
500,000		VTB Capital SA, Sub., REGS, 6.950%, 10/17/2022	535,284
		TOTAL	32,143,095
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	1,001,433
		Finance—0.5%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,827,262
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,417,773
		TOTAL	5,245,035
		Financial Intermediaries—0.9%
4,300,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	4,807,636
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 6/3/2021	1,508,258
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.625%, 11/22/2021	1,525,418
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.000%, 11/19/2025	1,701,052
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	538,556
		TOTAL	10,080,920
		Local Authority—0.2%
2,000,000		Cemig Geracao E Transmissao SA, Sr. Unsecd. Note, REGS, 9.250%, 12/5/2024	2,318,500
		Oil & Gas—13.3%
700,000		Abu Dhabi Crude Oil Pipeline, 144A, 4.600%, 11/2/2047	854,403
800,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	997,000
2,800,000	[1]	GAZPROM PJSC (GAZ FN), Sub., 144A, 4.598%, 10/26/2025	2,889,034
6,300,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	7,029,446
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	933,912
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	2,353,750

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Oil & Gas—continued
$ 550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	$612,039
8,058,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.093%, 1/15/2030	8,861,785
8,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	9,389,100
7,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.750%, 6/3/2050	8,673,133
3,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	4,438,913
7,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	8,435,140
4,455,000		Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.999%, 1/27/2028	5,229,123
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	3,018,750
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.250%, 1/15/2025	2,012,630
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	1,143,313
6,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	5,173,120
15,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	14,518,170
4,150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	3,581,450
2,362,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	2,432,860
6,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	6,635,200
4,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,200,672
17,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	15,012,945
7,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	7,105,850
3,670,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,075,056
2,360,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	2,351,150
1,400,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	1,510,271
1,500,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, REGS, 4.100%, 4/28/2045	1,730,822
1,100,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,221,495
1,000,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 4/12/2047	1,188,447
4,000,000		Southern Gas Corridor CJSC, Unsecd. Note, 144A, 6.875%, 3/24/2026	4,827,560
2,000,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 6.950%, 7/21/2027	1,232,680
920,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 6/27/2029	571,610
400,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 6.950%, 7/21/2027	246,536
10,154,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	5,831,544
300,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 3/23/2021	277,155
240,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 3/23/2025	197,400
		TOTAL	149,793,464
		Real Estate—1.0%
3,575,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	3,959,688
2,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	2,402,431
500,000		DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	529,634
2,500,000		Franshion Brilliant Ltd., Sr. Unsecd. Note, 3.600%, 3/3/2022	2,541,912
2,500,000	[1]	Franshion Brilliant Ltd., Sub. Note, 5.750%, 1/17/2022	2,434,374
		TOTAL	11,868,039
		Sovereign—39.3%
2,000,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,975,000
2,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	2,494,040
1,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	970,000
2,900,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	2,870,652
3,500,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	3,714,550
16,235,876		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2030	6,218,341
38,642,671		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2035	13,235,115
6,400,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 1/9/2038	2,512,000
13,700,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	4,973,100
2,200,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2041	698,522

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 20,050,000		Argentina, Government of, Sr. Unsecd. Note, 0.125%, 7/9/2046	$6,917,250
2,000,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	830,000
6,398,291		Argentina, Government of, Unsecd. Note, 0.125%, 7/9/2030	2,325,843
7,000,000		Argentina, Government of, Unsecd. Note, 0.125%, 1/9/2038	2,432,570
2,000,000		Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	750,020
2,500,000		Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	2,625,000
1,200,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	1,193,400
3,800,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	4,094,500
500,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	494,250
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	1,156,564
1,000,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 3/20/2025	1,071,736
3,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,277,060
1,300,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,502,852
2,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	2,891,410
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 144A, 5.875%, 2/24/2026	1,022,710
2,350,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,623,775
3,000,000		Brazil, Government of, Sr. Unsecd. Note, 2.875%, 6/6/2025	3,097,500
6,800,000		Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	7,004,000
12,800,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	12,832,000
1,300,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	1,473,940
3,000,000		CBB International Sukuk Programme Co SPC, Sr. Unsecd. Note, 144A, 6.250%, 11/14/2024	3,311,400
1,300,000		Costa Rica, Government of, 144A, 4.250%, 1/26/2023	1,283,763
500,000		Costa Rica, Government of, 144A, 4.375%, 4/30/2025	489,000
2,400,000		Costa Rica, Government of, 144A, 5.625%, 4/30/2043	2,140,800
1,000,000		Costa Rica, Government of, REGS, 4.250%, 1/26/2023	987,510
500,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.000%, 4/4/2044	490,000
300,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.158%, 3/12/2045	296,250
400,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	395,000
2,000,000		Dominican Republic, Government of, 144A, 5.875%, 4/18/2024	2,171,000
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	1,045,500
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,826,225
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	722,750
3,850,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	4,030,950
5,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	6,201,900
6,600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	7,771,500
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	580,750
4,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	4,540,000
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	627,750
500,000		Dubai, Government of, Series EMTN, 5.250%, 1/30/2043	580,130
2,500,000		Ecuador, Government of, Sr. Secd. Note, 144A, 0.500%, 7/31/2030	1,331,250
2,728,450		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/31/2030	1,173,261
5,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2035	2,520,495
7,462,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 0.500%, 7/31/2040	3,246,187
1,575,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.500%, 7/31/2035	716,625
EGP 39,800,000	[2]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 5/4/2021	2,456,428
$ 4,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2025	4,797,990
EUR 1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	1,945,992
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	854,000
1,500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,687,590
4,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	4,430,400

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	$3,115,000
1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,357,536
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	1,084,800
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	1,037,863
$ 4,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	4,879,530
7,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	7,302,638
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.150%, 11/20/2059	1,059,880
EGP 34,400,000	[2]	Egypt, Government of, Unsecd. Deb., Series 364D, 13.650%, 2/2/2021	2,189,688
$ 4,200,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2025	4,076,100
3,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	3,166,380
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	2,015,000
1,800,000		Ethiopia, Government of, Sr. Unsecd. Note, REGS, 6.625%, 12/11/2024	1,692,000
2,300,000		Gabon, Government of, REGS, 6.375%, 12/12/2024	2,403,500
300,000		Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	296,250
2,300,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/11/2035	2,323,000
4,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	4,140,000
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	2,641,450
1,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	1,315,320
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	2,092,720
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.627%, 6/16/2049	501,850
2,500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	2,550,600
1,500,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	1,989,300
1,575,000		Guatemala, Government of, REGS, 4.875%, 2/13/2028	1,760,062
250,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 5.625%, 6/24/2030	280,375
500,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	552,505
4,000,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	3,915,000
900,000		Israel, Government of, Sr. Unsecd. Note, 3.875%, 7/3/2050	1,066,392
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	981,523
$ 1,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	1,650,150
6,640,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	6,723,266
4,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	5,040,000
500,000		Jamaica, Government of, 7.875%, 7/28/2045	703,750
800,000		Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 4/28/2028	956,800
3,000,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	3,292,500
1,950,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	2,217,325
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	3,315,000
6,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	7,259,577
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	3,400,980
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	3,579,941
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,261,908
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	2,315,200
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	3,377,400
1,700,000	[3,4]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/4/2022	222,700
1,000,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	129,000
1,500,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	1,600,992
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	1,273,750
4,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	4,312,080
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,072,500
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/21/2025	1,146,500
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	2,105,300

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 2,000,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	$2,325,144
3,500,000	Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	3,828,440
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	2,070,000
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,096,660
3,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	3,180,096
3,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 3.875%, 3/8/2022	3,033,600
2,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/1/2025	2,091,500
1,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	1,034,420
3,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	2,956,620
700,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	748,492
4,000,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	4,120,000
3,500,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,907,295
1,026,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	1,054,215
185,125	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	187,555
500,000	Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	670,499
1,000,000	Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	1,064,328
RUB 141,000,000	Russia, Government of, Series 6212, 7.050%, 1/19/2028	1,978,490
$ 2,000,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	2,132,700
1,700,000	Senegal, Government of, Unsecd. Note, 144A, 6.250%, 5/23/2033	1,864,050
300,000	Serbia, Government of, REGS, 7.250%, 9/28/2021	312,375
ZAR 61,400,000	South Africa, Government of, Series R209, 6.250%, 3/31/2036	2,799,115
$ 3,000,000	South Africa, Government of, Sr. Unsecd. Note, 4.300%, 10/12/2028	3,052,296
4,000,000	South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	4,140,944
2,000,000	South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,815,240
2,075,000	South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	1,999,885
1,000,000	South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	1,023,900
700,000	Sri Lanka, Government of, REGS, 6.350%, 6/28/2024	441,000
3,500,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 5.750%, 4/18/2023	2,289,245
1,500,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	900,000
2,500,000	Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 5.875%, 7/25/2022	1,740,625
3,000,000	Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/3/2025	1,867,500
4,800,000	Sri Lanka, Government of, Sr. Unsecd. Note, REGS, 6.750%, 4/18/2028	2,868,000
500,000	Trinidad and Tobago, Government of, Sr. Unsecd. Note, 144A, 4.500%, 6/26/2030	533,450
500,000	Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	455,683
4,400,000	Turkey, Government of, 3.250%, 3/23/2023	4,383,500
2,000,000	Turkey, Government of, 5.125%, 2/17/2028	2,020,392
4,000,000	Turkey, Government of, 5.750%, 3/22/2024	4,212,000
1,000,000	Turkey, Government of, 6.000%, 1/14/2041	956,800
2,000,000	Turkey, Government of, 6.750%, 5/30/2040	2,072,120
2,000,000	Turkey, Government of, 6.875%, 3/17/2036	2,134,496
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,004,808
1,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	992,500
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	3,045,000
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	3,037,500
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	2,963,982
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 3/25/2022	2,046,636
3,800,000	Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	3,776,607
4,500,000	Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	4,733,460
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	2,007,692
4,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	3,840,984

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	$2,653,125
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	3,186,312
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.250%, 9/26/2022	1,046,260
5,340,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	5,733,825
3,300,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,573,900
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,728,570
3,000,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	3,037,500
600,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 7.253%, 3/15/2033	637,452
2,500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2022	2,651,475
5,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2023	5,439,750
4,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	4,412,768
4,300,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	4,797,295
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	2,236,200
1,505,000	[4]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	1,696,887
4,653,000	[3,4]	Venezuela, Government of, 7.000%, 3/31/2038	430,403
6,920,000	[3,4]	Venezuela, Government of, 8.250%, 10/13/2024	640,100
2,000,000	[3,4]	Venezuela, Government of, 9.250%, 5/7/2028	185,000
		TOTAL	442,571,638
		State/Provincial—0.6%
624,000		Brazil Minas SPE, 144A, 5.333%, 2/15/2028	679,386
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	847,015
4,300,000		Istanbul Metropolitan Municipality, 144A, 6.375%, 12/9/2025	4,412,875
1,000,000	[3,4]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 7.875%, 6/15/2027	371,250
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 7.450%, 6/1/2027	456,919
250,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 7.450%, 6/1/2027	161,250
180,000	[3,4]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.750%, 2/8/2025	104,850
		TOTAL	7,033,545
		Transportation—0.4%
500,000		DP World Crescent Ltd, Sr. Unsecd. Note, 144A, 4.848%, 9/26/2028	581,568
3,000,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	3,363,090
1,000,000		DP World Salaam, Jr. Sub. Note, 6.000%, 1/1/2170	1,098,773
		TOTAL	5,043,431
		Utilities—2.3%
750,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 3.625%, 2/4/2025	766,687
1,450,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, 144A, 4.625%, 2/4/2030	1,502,838
800,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	851,480
4,500,000		Eskom Holdings Ltd., REGS, 6.750%, 8/6/2023	4,708,125
4,200,000		Eskom Holdings Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	4,666,305
5,000,000		Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	5,356,085
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	723,563
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	1,028,475
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	1,947,215
1,000,000		Saudi Electricity Global, Sr. Unsecd. Note, REGS, 5.060%, 4/8/2043	1,250,750
2,400,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	2,790,673
		TOTAL	25,592,196
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $664,043,989)	694,505,898
		CORPORATE BONDS—36.9%
		Aerospace & Defense—0.5%
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	2,093,500

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Aerospace & Defense—continued
$ 2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 144A, 6.950%, 1/17/2028	$2,253,500
163,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	173,741
1,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	1,553,437
		TOTAL	6,074,178
		Air Transportation—0.2%
1,400,000		Aerovias De Mexico SA, Sr. Unsecd. Note, 144A, 7.000%, 2/5/2025	577,234
600,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 5.875%, 10/26/2024	552,300
1,140,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	1,000,407
		TOTAL	2,129,941
		Airport—0.1%
460,907		Aeropuertos Argentina 2000 S.A., 144A, 9.375%, 2/1/2027	374,487
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	500,465
		TOTAL	874,952
		Automotive—0.6%
1,600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	1,599,941
1,600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 1/10/2028	1,595,366
700,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	735,697
1,200,000		Kia Motors Corp., Sr. Unsecd. Note, REGS, 3.500%, 10/25/2027	1,325,938
1,000,000		PT Gajah Tunggal Tbk, Series EMTN, 8.375%, 8/10/2022	940,000
		TOTAL	6,196,942
		Banking—5.8%
3,800,000		Akbank TAS, 144A, 7.200%, 3/16/2027	3,852,364
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,604,829
4,500,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	4,479,228
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	2,138,288
2,500,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	2,578,625
2,300,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	2,441,622
800,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	780,800
1,250,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 4.500%, 1/10/2025	1,317,875
1,000,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	1,091,510
1,000,000		Banco Continental, 144A, 2.750%, 12/10/2025	981,500
1,400,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	1,587,250
700,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	697,375
1,000,000		Banco do Estado do Rio Grande do Sul SA, 144A, 5.375%, 1/28/2031	996,960
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., 144A, 7.375%, 2/2/2022	313,503
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	513,125
1,000,000		Banco Internacional del Peru SAA Interbank, Sub., REGS, 4.000% (5-year Constant Maturity Treasury +3.711%), 7/8/2030	1,036,250
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	796,312
700,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	715,656
800,000		Bangkok Bank Public Co. Ltd. (HK), Sub. Deb., 144A, 3.733%, 9/25/2034	842,851
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	796,455
3,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	3,310,100
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	786,187
488,428		Cielo USA, Inc., Sr. Unsecd. Note, 144A, 3.750%, 11/16/2022	502,341
1,000,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	1,029,310
800,000		DBS Group Holdings Ltd., Sr. Sub., 144A, 4.520%, 12/11/2028	875,132
500,000	[1]	Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.500%, 1/20/2022	531,250
331,562		Halyk Savings Bank of Kazakhstan JSC, Sr. Unsecd. Note, REGS, 5.500%, 12/21/2022	334,337
850,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	898,344

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 1,400,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 6.500%, 3/19/2023	$1,433,341
1,000,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, 144A, 3.250%, 1/24/2025	1,042,200
1,000,000		Itau Unibanco Holding SA, Sub., 144A, 3.875%, 4/15/2031	1,002,800
1,300,000		Itau Unibanco Holding SA, Sub., REGS, 5.500%, 8/6/2022	1,375,335
1,000,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 4.375%, 11/9/2022	1,031,390
1,300,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	1,346,800
1,732,000		Shinhan Bank, Sub., REGS, 3.750%, 9/20/2027	1,939,580
300,000	[1]	Shinhan Financial Group Co. Ltd., Jr. Sub. Note, 5.875%, 8/13/2023	326,625
500,000		Shriram Transport Finance Co. Ltd., REGS, 5.950%, 10/24/2022	514,384
3,000,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	3,045,567
800,000		Shriram Transport Finance Co. Ltd., Sr. Note, 144A, 4.400%, 3/13/2024	799,241
1,000,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	1,052,500
3,000,000		Turkiye Garanti Bankasi AS, REGS, 6.125%, 5/24/2027	2,988,180
1,000,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 5.875%, 1/14/2026	1,009,881
600,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	611,731
2,000,000		United Bank for Africa PLC, Sr. Unsecd. Note, REGS, 7.750%, 6/8/2022	2,085,000
1,600,000	[1]	Woori Bank, Jr. Sub. Deb., 144A, 5.250%, 5/6/2022	1,664,430
1,500,000		Yapi ve Kredi Bankasi A.S., Sr. Unsecd. Note, 144A, 8.250%, 10/15/2024	1,656,450
2,800,000		Yapi ve Kredi Bankasi A.S., Sub., 144A, 7.875%, 1/22/2031	2,875,914
		TOTAL	65,630,728
		Beverage & Tobacco—0.4%
500,000		Ajecorp BV, REGS, 6.500%, 5/14/2022	500,380
1,000,000		Central American Bottling Corp., Sr. Unsecd. Note, REGS, 5.750%, 1/31/2027	1,064,310
2,000,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	2,106,420
1,000,000		The Central American Bottling Corp., Sr. Unsecd. Note, 5.750%, 1/31/2027	1,064,310
		TOTAL	4,735,420
		Brewing—0.1%
700,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., REGS, 3.375%, 11/1/2022	717,469
		Broadcast Radio & TV—0.1%
600,000		Globo Communicacoes Part, Sr. Unsecd. Note, 144A, 5.125%, 3/31/2027	634,500
430,000		Grupo Televisa S.A., Sr. Note, 8.500%, 3/11/2032	652,236
		TOTAL	1,286,736
		Building & Development—0.1%
1,000,000		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	762,500
		Building Materials—0.8%
2,300,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 5.200%, 9/17/2030	2,504,125
4,300,000		Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	4,859,000
800,000		Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	802,000
1,550,000		Cimpor Financial Operations, 144A, 5.750%, 7/17/2024	1,342,029
		TOTAL	9,507,154
		Cable & Wireless Television—0.1%
1,000,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	1,086,025
		Chemicals & Plastics—2.9%
700,000		Alpek Sa De Cv, Sr. Unsecd. Note, 144A, 4.250%, 9/18/2029	754,092
500,000		Alpek Sa De Cv, Sr. Unsecd. Note, REGS, 5.375%, 8/8/2023	542,813
500,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	486,895
2,000,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	2,035,480
6,300,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	6,537,888
2,100,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.500%, 7/19/2022	2,129,229
3,300,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	4,308,711

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—continued
$ 700,000		LG Chem Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/15/2029	$790,220
1,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,537,567
4,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	4,747,500
3,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	3,841,250
1,400,000		UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,487,164
2,000,000		UNIGEL Luxembourgh S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	2,124,520
800,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	825,471
		TOTAL	32,148,800
		Conglomerates—0.5%
1,000,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, 144A, 6.950%, 3/14/2026	1,107,870
3,600,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	3,988,332
		TOTAL	5,096,202
		Consumer Products—0.2%
1,000,000		Controladora Mabe S.A. de C.V., Sr. Unsecd. Note, REGS, 5.600%, 10/23/2028	1,193,125
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	625,666
800,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	807,000
		TOTAL	2,625,791
		Energy—0.1%
1,500,000		Talent Yield Investments, Sr. Unsecd. Note, REGS, 4.500%, 4/25/2022	1,557,002
		Equipment Lease—0.1%
1,000,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	1,002,500
		Finance—0.9%
1,900,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.375%, 2/4/2030	1,965,445
2,100,000		Grupo Aval Ltd., Sr. Unsecd. Note, 144A, 4.750%, 9/26/2022	2,200,275
400,000		Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	415,486
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	816,066
500,000		Op Servicios Mega, Sr. Unsecd. Note, REGS, 8.250%, 2/11/2025	517,168
700,000		Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Jr. Sub. Note, REGS, 8.875%, 7/29/2169	540,757
2,400,000		Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, REGS, 8.375%, 1/27/2028	2,247,648
1,600,000		Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	1,612,800
		TOTAL	10,315,645
		Financial Intermediaries—0.2%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,741,376
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	1,023,500
		TOTAL	2,764,876
		Food Products—1.0%
1,000,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 4.875%, 1/24/2030	1,063,935
800,000		BRF-Brasil Foods SA, Sr. Unsecd. Note, 144A, 5.750%, 9/21/2050	843,000
800,000		Cosan Luxembourg SA, Sr. Unsecd. Note, REGS, 7.000%, 1/20/2027	852,100
700,000		Frigorifico Concepcion, Term Loan - 1st Lien, 144A, 10.250%, 1/29/2025	686,350
2,000,000		Kernel Holding SA, Sr. Unsub., REGS, 6.500%, 10/17/2024	2,133,070
500,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, 144A, 7.000%, 3/15/2024	511,375
900,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	985,734
800,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 5.875%, 1/19/2028	852,748
1,400,000		Minerva Luxembourg SA, Sr. Unsecd. Note, 144A, 6.500%, 9/20/2026	1,475,250
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	1,074,750
1,000,000		Ulker Biskuvi Sanayi AS, Sr. Unsecd. Note, 144A, 6.950%, 10/30/2025	1,087,120
		TOTAL	11,565,432
		Food Services—0.5%
800,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	797,800

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Food Services—continued
$ 1,700,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 6.875%, 1/19/2025	$1,757,392
500,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 7.000%, 3/15/2024	511,375
2,500,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	2,727,925
		TOTAL	5,794,492
		Forest Products—0.1%
1,500,000		Suzano Austria GmbH, Sr. Unsecd. Note, 3.750%, 1/15/2031	1,594,050
		Health Care—0.1%
1,250,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	1,314,063
		Home Products & Furnishings—0.2%
2,000,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	2,082,422
		Hotels, Motels, Inns & Casinos—0.2%
1,080,000		Grupo Posadas SA de C.V., Sr. Secd. Note, REGS, 7.875%, 6/30/2022	536,625
500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2029	505,625
1,500,000		Studio City Finance Ltd., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2028	1,612,500
		TOTAL	2,654,750
		Insurance—0.0%
400,000	[1]	Kyobo Life Insurance Co Ltd, Sub., REGS, 3.950%, 7/24/2022	410,600
		Metals & Mining—4.2%
1,000,000		Abja Investment Co., 5.950%, 7/31/2024	1,073,300
3,190,000		Abja Investment Co., Sr. Unsecd. Note, 5.450%, 1/24/2028	3,331,735
300,000		ABM Investama Tbk PT, Sr. Unsecd. Note, REGS, 7.125%, 8/1/2022	283,275
500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	528,457
1,000,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.000%, 8/25/2021	1,010,000
3,550,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	3,826,545
2,400,000		CSN Islands XII Corp., Sr. Unsecd. Note, REGS, 7.000%, 12/23/2069	2,347,560
800,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 7.625%, 2/13/2023	831,808
1,300,000		CSN Resources SA, Sr. Unsecd. Note, REGS, 7.625%, 4/17/2026	1,398,709
204,889		Eterna Capital Pte Ltd., Term Loan - 1st Lien, Series A, 6.000%, 12/11/2022	157,681
1,000,000		Evraz PLC, Sr. Unsecd. Note, REGS, 5.375%, 3/20/2023	1,072,770
300,000		Gerdau Trade, Inc., Sr. Unsecd. Note, 144A, 4.875%, 10/24/2027	342,750
1,000,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, REGS, 5.125%, 5/15/2024	1,102,500
500,000		GUSAP III L.P., Sr. Unsecd. Note, 144A, 4.250%, 1/21/2030	547,250
2,300,000		HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	2,398,497
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	538,375
1,920,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 4/13/2022	1,975,181
1,800,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.650%, 10/1/2027	1,946,034
2,000,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.750%, 10/17/2029	2,160,520
720,000		Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	767,981
2,000,000		Metinvest BV, Sr. Unsecd. Note, REGS, 8.500%, 4/23/2026	2,235,100
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	2,785,062
2,000,000		MMK International Capital Designated Activity Co., Sr. Unsecd. Note, 144A, 4.375%, 6/13/2024	2,160,400
2,600,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	3,027,375
1,000,000		OCP S.A., Sr. Unsecd. Note, REGS, 5.625%, 4/25/2024	1,106,233
1,000,000		PT Adaro Indonesia, REGS, 4.250%, 10/31/2024	1,035,000
400,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	302,844
500,000		Southern Copper Corp., Sr. Unsecd. Note, 5.250%, 11/8/2042	661,189
500,000		Vedanta Resources II PLC, 144A, 13.875%, 1/21/2024	539,250
800,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	606,000
4,200,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.375%, 7/30/2022	3,820,950
300,000		Vedanta Resources PLC, REGS, 9.250%, 4/23/2026	248,100

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 800,000	VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	$877,400
	TOTAL	47,045,831
	Oil & Gas—2.5%
300,000	ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	303,000
500,000	AI Candelaria Spain SLU, Sr. Secd. Note, 144A, 7.500%, 12/15/2028	575,972
1,500,000	Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 7.250%, 5/3/2025	1,599,390
680,000	Compania General de Combustibles SA, Sr. Unsecd. Note, 144A, 9.500%, 3/8/2025	516,800
500,000	Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	506,250
1,000,000	Geopark Ltd., Sr. Unsecd. Note, REGS, 6.500%, 9/21/2024	1,036,250
1,200,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	836,400
2,000,000	Indika Energy Capital III Pte Ltd., REGS, 5.875%, 11/9/2024	2,038,500
400,000	Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	436,228
2,630,000	Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	2,677,366
750,000	Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	787,327
2,838,960	Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	3,093,757
60,010	Odebrecht Drill VIII/IX, 144A, 6.350%, 12/1/2021	58,661
1,000,000	Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,048,870
1,400,000	Pampa Energia SA, Sr. Unsecd. Note, 144A, 7.500%, 1/24/2027	1,150,352
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	259,889
1,200,000	Promigas SA ESP / Gases del Pacifico SAC, Sr. Unsecd. Note, 144A, 3.750%, 10/16/2029	1,277,700
500,000	Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	499,730
2,000,000	SEPLAT Petroleum Development Co. PLC, Sr. Sub., REGS, 9.250%, 4/1/2023	2,070,000
600,000	Tecpetrol S.A., Sr. Unsecd. Note, 144A, 4.875%, 12/12/2022	580,200
500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 6.250%, 4/15/2022	407,187
1,500,000	Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	987,525
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	2,009,240
215,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 10/6/2026	239,147
2,000,000	Ultrapar International SA, Sr. Unsecd. Note, 144A, 5.250%, 6/6/2029	2,178,030
700,000	Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	745,500
	TOTAL	27,919,271
	Other—0.1%
863,000	TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	882,957
	Paper Products—0.3%
2,800,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 7.000%, 4/3/2049	3,515,386
	Pharmaceuticals—0.5%
1,000,000	Natura Cosmeticos S.A., Sr. Unsecd. Note, REGS, 5.375%, 2/1/2023	1,023,510
3,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.800%, 7/21/2023	2,979,720
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,433,438
	TOTAL	5,436,668
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, REGS, 7.750%, 7/11/2022	213,584
492,882	Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	510,754
	TOTAL	724,338
	Real Estate—5.1%
1,500,000	Agile Group Holdings Ltd., Sec. Fac. Bond, 5.750%, 1/2/2025	1,548,701
1,000,000	ALdar Sukuk Ltd., Sr. Unsecd. Note, 4.750%, 9/29/2025	1,123,750
2,000,000	China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	1,967,717
4,000,000	China Evergrande Group, Sec. Fac. Bond, 7.500%, 6/28/2023	3,469,756
4,000,000	China Evergrande Group, Sec. Fac. Bond, 8.250%, 3/23/2022	3,820,000
1,000,000	China Evergrande Group, Sec. Fac. Bond, 9.500%, 3/29/2024	872,500

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Real Estate—continued
$ 2,000,000	China Evergrande Group, Sr. Unsecd. Note, 8.750%, 6/28/2025	$1,617,665
4,300,000	Country Garden Holdings Co., 4.750%, 1/17/2023	4,407,500
1,700,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	1,754,187
3,093,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 4/10/2022	3,177,408
500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.635%, 9/15/2026	510,730
1,500,000	Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 9/17/2029	1,530,315
2,000,000	Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	2,088,000
1,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,241,184
5,000,000	Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	5,583,700
2,000,000	Scenery Journey Ltd., Sr. Unsecd. Note, 11.500%, 10/24/2022	1,901,388
2,100,000	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 7/3/2022	2,149,350
3,000,000	Sunac China Holdings Ltd., Sec. Fac. Bond, 7.500%, 2/1/2024	3,112,240
3,000,000	Sunac China Holdings Ltd., Sec. Fac. Bond, 7.875%, 2/15/2022	3,067,493
1,000,000	Sunac China Holdings Ltd., Sr. Note, 7.250%, 6/14/2022	1,026,216
3,500,000	Sunac China Holdings Ltd., Sr. Secd. Note, 8.350%, 4/19/2023	3,666,250
400,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 6.750%, 10/31/2026	373,468
1,400,000	Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	1,421,039
800,000	Trust Fibrauno, Sr. Unsecd. Note, 144A, 6.390%, 1/15/2050	938,400
3,000,000	Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	3,081,750
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,537,443
	TOTAL	56,988,150
	Retailers—0.9%
3,500,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, 144A, 9.000%, 10/22/2025	3,780,000
2,800,000	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	2,415,000
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,123,925
1,700,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,894,727
800,000	JSM Global S.a r.l., 144A, 4.750%, 10/20/2030	844,512
	TOTAL	10,058,164
	Steel—0.1%
500,000	Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	538,225
	Technology Services—1.3%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	888,945
2,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	2,186,533
1,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,182,316
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	2,188,654
2,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	2,867,501
1,500,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	1,609,625
2,000,000	Baidu, Inc., Sr. Unsecd. Note, 4.375%, 3/29/2028	2,297,036
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	548,814
1,300,000	Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,348,063
	TOTAL	15,117,487
	Telecommunications & Cellular—3.8%
500,000	Axtel SAB de CV, Sr. Unsecd. Note, REGS, 6.375%, 11/14/2024	523,750
1,000,000	Bharti Airtel International Netherlands BV, Sr. Unsecd. Note, REGS, 5.350%, 5/20/2024	1,107,478
1,000,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, 144A, 4.950%, 7/17/2030	1,078,750
79,454	Digicel Group 0.5 Ltd., 144A, 8.000% PIK, 4/1/2025	48,725
653,996	Digicel Group 0.5 Ltd., Term Loan - 1st Lien, 10.000% PIK, 4/1/2024	615,763
750,000	Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	782,812
2,093,333	Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	2,112,278
1,000,000	Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	855,000

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	$413,125
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	2,144,500
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	3,236,250
2,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	2,157,500
200,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	202,500
1,500,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	1,620,000
800,000		Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	820,032
650,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	723,492
500,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2026	538,118
1,500,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 6.250%, 3/25/2029	1,669,597
1,500,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	1,547,370
3,800,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	4,056,671
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	530,875
1,000,000		Oi S.A., Sr. Unsecd. Note, 10.000%, 7/27/2025	1,040,250
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,971,067
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,095,037
2,000,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/6/2026	2,108,708
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	951,885
4,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	4,162,344
4,500,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	4,842,135
300,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	320,519
		TOTAL	43,276,531
		Transportation—0.4%
800,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.250%, 1/10/2028	860,680
2,000,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 5.875%, 1/18/2025	2,118,210
1,000,000		Simpar Europe SA, 144A, 5.200%, 1/26/2031	1,006,500
		TOTAL	3,985,390
		Utilities—1.8%
1,000,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	1,193,800
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	446,102
1,000,000		AES El Salvador Trust II, Sr. Unsecd. Note, REGS, 6.750%, 3/28/2023	959,685
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 4/7/2025	2,176,830
1,800,000		Azure Power Energy Ltd., 144A, 5.500%, 11/3/2022	1,846,530
800,000	[5]	Chile Electricity PEC SpA, Sec. Fac. Bond, 144A, 0.000%, 1/25/2028	655,000
1,173,640		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,247,181
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	809,200
1,500,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,617,992
2,660,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	2,843,540
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	518,750
234,750		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	284,586
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,158,796
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,782,689
650,000		Neerg Energy Ltd., Sr. Secd. Note, 144A, 6.000%, 2/13/2022	660,562
60,000		Pan American Energy LLC, Sr. Unsecd. Note, REGS, 7.875%, 5/7/2021	59,550
1,555,000		ReNew Power Ltd., Sec. Fac. Bond, REGS, 6.450%, 9/27/2022	1,613,546
200,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	130,502
		TOTAL	20,004,841
		TOTAL CORPORATE BONDS (IDENTIFIED COST $390,836,876)	415,421,909

Principal Amount or Shares		Value in U.S. Dollars
	COMMON STOCKS—0.2%
	Metals & Mining—0.1%
67,660	Vale SA, ADR	$1,092,709
	Oil & Gas—0.1%
98,205	Petroleo Brasileiro SA, ADR	986,960
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,975,512)	2,079,669
	INVESTMENT COMPANY—0.1%
1,852,809	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[6] (IDENTIFIED COST $1,853,179)	1,853,364
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $1,058,709,556)	1,113,860,840
	OTHER ASSETS AND LIABILITIES - NET—1.1%[7]	12,146,628
	TOTAL NET ASSETS—100%	$1,126,007,468
At January 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[4]United States Treasury Long Bond Short Futures	75	$12,653,906	March 2021	$315,077
[4]United States Treasury Note 5-Year Short Futures	400	$50,350,000	March 2021	$(13,958)
[4]United States Treasury Note 10-Year Short Futures	330	$45,220,313	March 2021	$268,563
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$569,682
The average notional value of short futures contracts held by the Fund throughout the period was $82,468,770. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At January 31, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/19/2021	BNP Paribas SA	19,649,020	MXN	$1,000,000	$(43,133)
3/2/2021	Citibank N.A.	3,595,000,000	COP	$997,949	$8,242
3/9/2021	JPMorgan Chase	3,600,000	PEN	$1,002,562	$(12,851)
4/15/2021	Credit Agricole CIB	6,015,408	BRL	$1,097,362	$(151)
4/15/2021	BNP Paribas SA	3,875,275,434	COP	$1,092,489	$(9,612)
4/15/2021	Credit Agricole CIB	21,972,723	MXN	$1,090,134	$(26,458)
6/11/2021	Citibank N.A.	606,967	AUD	$457,044	$7,146
6/11/2021	Morgan Stanley	613,740	AUD	$456,971	$12,399
6/11/2021	Morgan Stanley	2,338,695	BRL	$455,984	$(30,579)
6/11/2021	Morgan Stanley	2,329,930	BRL	$454,629	$(30,819)
6/11/2021	Morgan Stanley	588,483	CAD	$459,334	$949
6/11/2021	Citibank N.A.	591,606	CAD	$459,591	$3,134
6/11/2021	Citibank N.A.	405,007	CHF	$458,780	$(2,404)
6/11/2021	Morgan Stanley	406,194	CHF	$459,227	$(1,513)
6/11/2021	HSBC Bank USA	3,006,618	CNY	$454,412	$6,394
6/11/2021	HSBC Bank USA	3,003,587	CNY	$455,344	$4,998
6/11/2021	Morgan Stanley	1,569,486,875	COP	$456,323	$(18,939)
6/11/2021	Morgan Stanley	1,596,408,110	COP	$457,976	$(13,090)
6/11/2021	Credit Agricole CIB	376,929	EUR	$460,810	$(2,084)
6/11/2021	Credit Agricole CIB	380,331	EUR	$461,303	$1,564
6/11/2021	Citibank N.A.	345,457	GBP	$459,955	$13,687
6/11/2021	Morgan Stanley	342,801	GBP	$459,698	$10,303
6/11/2021	Morgan Stanley	6,477,721,250	IDR	$451,850	$4,385
6/11/2021	Morgan Stanley	6,480,017,500	IDR	$451,330	$5,067
6/11/2021	Credit Agricole CIB	33,584,705	INR	$448,115	$3,729
6/11/2021	Credit Agricole CIB	33,628,620	INR	$446,906	$5,528
6/11/2021	Credit Agricole CIB	47,867,628	JPY	$460,475	$(2,839)
6/11/2021	Citibank N.A.	47,569,115	JPY	$460,681	$(5,900)
6/11/2021	Bank of America N.A.	9,109,499	MXN	$451,493	$(13,249)
6/11/2021	HSBC Bank USA	9,197,446	MXN	$451,577	$(9,101)
Contracts Sold:
2/19/2021	BNP Paribas SA	19,831,998	MXN	$1,000,000	$34,222
3/2/2021	BNP Paribas SA	3,595,000,000	COP	$1,027,815	$21,625
3/17/2021	Citibank N.A.	2,400,000	EUR	$2,903,093	$(12,209)
3/17/2021	HSBC Bank USA	850,000	EUR	$1,030,950	$(1,553)
3/17/2021	Credit Agricole CIB	162,400,000	RUB	$2,176,118	$40,657
9/15/2021	Bank of America N.A.	43,220,700	ZAR	$2,750,121	$(26,252)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(78,707)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $139,941 and $(224,421), respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At January 31, 2021, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 01/31/2021[8]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs and Co.and Morgan Stanley	CDX EM 34	Sell	1.000%	12/20/2025	1.00%	$5,800,000	$(198,334)	$(195,601)	$(2,733)
Barclays Bank Plc	Emirate of Abu Dhabi United	Sell	1.000%	12/20/2025	0.44%	$6,700,000	$180,804	$182,066	$(1,262)
Barclays Bank Plc	Emirate of Dubai United Arab	Buy	1.000%	12/20/2025	1.13%	$14,500,000	$90,566	$144,091	$(53,525)
Barclays Bank Plc	Republic of Brazil	Sell	1.000%	12/20/2025	1.75%	$10,000,000	$(341,775)	$(593,397)	$251,622
Barclays Bank Plc	Republic of South Africa	Buy	1.000%	12/20/2025	2.30%	$9,500,000	$552,510	$584,692	$(32,182)
Barclays Bank Plc	Sultanate of Oman	Sell	1.000%	12/20/2025	3.51%	$14,800,000	$(1,587,256)	$(1,444,676)	$(142,580)
TOTAL CREDIT DEFAULT SWAPS							$(1,303,485)	$(1,322,825)	$19,340
The average notional amount of credit default swap contracts held by the Fund throughout the period was $36,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2020	$1,597,168
Purchases at Cost	$176,440,628
Proceeds from Sales	$(176,183,636)
Change in Unrealized Appreciation/Depreciation	185
Net Realized Gain/(Loss)	$(981)
Value as of 1/31/2021	$1,853,364
Shares Held as of 1/31/2021	1,852,808
Dividend Income	$2,776

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Discount rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5
Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$694,505,898	$—	$694,505,898
Corporate Bonds	—	414,766,909	655,000	415,421,909
Equity Securities:
Common Stocks
International	2,079,669	—	—	2,079,669
Investment Company	1,853,364	—	—	1,853,364
TOTAL SECURITIES	$3,933,033	$1,109,272,807	$655,000	$1,113,860,840
Other Financial Instruments:
Assets
Swap Contracts	$—	$823,880	$—	$823,880
Futures Contracts	583,640	—	—	583,640
Foreign Exchange Contracts	—	184,029	—	184,029
Liabilities
Swap Contracts	—	(2,127,365)	—	(2,127,365)
Futures Contracts	(13,958)	—	—	(13,958)
Foreign Exchange Contracts	—	(262,736)	—	(262,736)
TOTAL OTHER FINANCIAL INSTRUMENTS	$569,682	$(1,382,192)	$—	$(812,510)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
PIK	—Payment in Kind
RUB	—Russian Ruble
ZAR	—South African Rand